Personnel expenses and employee information - Personnel Expenses for All Payroll Employees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Compensation Related Costs [Abstract]
Wages and salaries	€ 4,447.0	€ 3,502.5	€ 2,842.7
Social security expenses	410.5	300.7	249.8
Pension and retirement expenses	348.9	255.9	229.2
Share-based compensation expense	134.8	68.9	117.5
Personnel expenses	€ 5,341.2	€ 4,128.0	€ 3,439.2